Portfolio of Investments September 30, 2025
JGH
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 138.1% (98.9% of Total Investments)
ASSET-BACKED SECURITIES - 1.9% (1.2% of Total Investments) –
$ 625,000 (a) Elara Hgv Timeshare Issuer 2025-A LLC, Series 2025 A 6.910% 01/25/40 $ 622,597
1,315,000 (a),(b) Gracie Point International Funding 2025-1 LLC, Series 2025 1A,
(SOFR30A + 2.750%)
7.104 08/15/28 1,316,151
1,000,000 (a),(b) Gracie Point International Funding 2025-1 LLC, Series 2025 1A,
(SOFR30A + 4.500%)
8.854 08/15/28 1,000,510
733,607 (a),(c) Industrial DPR Funding Ltd, Series 2022 1A 5.380 04/15/34 659,813
900,000 (a) Lmrk Issuer Co 2 LLC, Series 2025 1A 8.120 09/15/55 903,621
500,000 (a) MetroNet Infrastructure Issuer LLC, Series 2025 2A 7.830 08/20/55 507,431
1,000,000 (a),(b) Neuberger Berman Loan Advisers CLO 48 Ltd, Series 2022
48A, (TSFR3M + 2.700%)
7.018 04/25/36 1,001,430
TOTAL ASSET-BACKED SECURITIES
(Cost $6,076,038) 6,011,553
SHARES DESCRIPTION VALUE
755,921 COMMON STOCKS - 0.2% (0.2% of Total Investments) 755,921
TRANSPORTATION - 0.2%
47,127 (d) Grupo Aeromexico SAB de CV 755,921
TOTAL TRANSPORTATION 755,921
TOTAL COMMON STOCKS
(Cost $885,858) 755,921
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
295820359 CORPORATE BONDS - 90.8% (65.0% of Total Investments) (e) 295820359
AUTOMOBILES & COMPONENTS - 1.9%
1,500,000 (a) Dealer Tire LLC / DT Issuer LLC 8.000 02/01/28 1,483,565
1,370,000 (a) Dornoch Debt Merger Sub Inc 6.625 10/15/29 1,178,255
2,815,000 (a) IHO Verwaltungs GmbH 8.000 11/15/32 2,954,182
476,000 (a) Nemak SAB de CV 3.625 06/28/31 416,128
TOTAL AUTOMOBILES & COMPONENTS 6,032,130
BANKS - 11.5%
875,000 (a),(f) Access Bank PLC 6.125 09/21/26 869,371
1,800,000 (g),(h) Banco Bilbao Vizcaya Argentaria SA 9.375 N/A 2,008,394
475,000 (a),(h) Banco Davivienda SA 8.125 07/02/35 492,358
400,000 (a),(g),(h) Banco de Credito e Inversiones SA 8.750 N/A 433,000
1,000,000 (a),(g),(h) Banco del Estado de Chile 7.950 N/A 1,066,811
1,975,000 (a),(g),(h) Banco Mercantil del Norte SA/Grand Cayman 8.375 N/A 2,112,091
1,125,000 (a),(g),(h) Banco Mercantil del Norte SA/Grand Cayman 8.750 N/A 1,202,267
4,200,000 (g),(h) Banco Santander SA 9.625 N/A 5,065,300
800,000 (h) Bancolombia SA 8.625 12/24/34 863,888
1,475,000 (g),(h) Barclays PLC 8.000 N/A 1,561,356
1,000,000 (a),(h) BBVA Mexico SA Institucion De Banca Multiple Grupo
Financiero BBVA Mexico/TX
8.450 06/29/38 1,109,731
3,560,000 (a),(g),(h) BNP Paribas SA 7.450 N/A 3,715,739
500,000 (a) Ecobank Transnational Inc 10.125 10/15/29 531,076
2,000,000 (b),(g),(i) Fifth Third Bancorp (TSFR3M + 3.295%) 7.296 N/A 1,993,972
1,500,000 (b),(g),(i) First Citizens BancShares Inc/NC (TSFR3M + 4.234%) 8.271 N/A 1,544,652
1,050,000 (a) Grupo Aval Ltd 4.375 02/04/30 996,897
3,000,000 (g),(h) ING Groep NV, Reg S 7.500 N/A 3,117,421
2,000,000 (g),(h) Lloyds Banking Group PLC 8.000 N/A 2,160,922
1,000,000 (g),(h) Lloyds Banking Group PLC 6.750 N/A 1,023,506
1,400,000 (g),(h) NatWest Group PLC 8.125 N/A 1,576,057
500,000 (a),(g),(i) NBK Tier 1 Ltd 3.625 N/A 489,892
1,000,000 (a),(g),(h) Societe Generale SA 10.000 N/A 1,107,702
750,000 (a),(i) Turkiye Vakiflar Bankasi TAO 8.994 10/05/34 790,018
1,000,000 (a),(i) Yapi ve Kredi Bankasi AS 9.250 01/17/34 1,062,962
TOTAL BANKS 36,895,383

Portfolio of Investments September 30, 2025
(continued)
JGH

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS - 2.9%
$ 545,000 (a) AmeriTex HoldCo Intermediate LLC 7.625% 08/15/33 $ 567,230
1,000,000 (a) Camelot Return Merger Sub Inc 8.750 08/01/28 967,505
1,100,000 (a) Cornerstone Building Brands Inc 9.500 08/15/29 1,068,804
1,000,000 (a) CP Atlas Buyer Inc, (cash 12.750%, PIK 5.750%) 12.750 01/15/31 998,763
500,000 (a) Dcli Bidco LLC 7.750 11/15/29 519,886
500,000 (a) IHS Holding Ltd 6.250 11/29/28 500,692
1,250,000 (a),(f) IHS Holding Ltd 8.250 11/29/31 1,312,619
2,400,000 (a),(i) ILFC E-Capital Trust I 6.270 12/21/65 2,027,264
640,000 (a) New Flyer Holdings Inc 9.250 07/01/30 685,036
925,000 (a) Sisecam UK PLC 8.625 05/02/32 965,828
TOTAL CAPITAL GOODS 9,613,627
COMMERCIAL & PROFESSIONAL SERVICES - 2.6%
200,000 (a) Ambipar Lux Sarl 9.875 02/06/31 34,100
3,600,000 (a) Garda World Security Corp 8.375 11/15/32 3,736,896
1,450,000 (a) Neptune Bidco US Inc 9.290 04/15/29 1,423,451
1,625,000 (a) RR Donnelley & Sons Co 9.500 08/01/29 1,665,406
2,000,000 (a) RR Donnelley & Sons Co 10.875 08/01/29 1,994,635
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 8,854,488
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 3.1%
1,750,000 Kohl's Corp 4.625 05/01/31 1,381,537
2,000,000 (a) Kohl's Corp 10.000 06/01/30 2,174,672
750,000 (a) LBM Acquisition LLC 6.250 01/15/29 694,219
1,000,000 (a) LBM Acquisition LLC 9.500 06/15/31 1,050,819
2,750,000 (a) Michaels Cos Inc/The 5.250 05/01/28 2,531,125
505,000 (a) Park River Holdings Inc 8.000 03/15/31 511,401
700,000 (a) PetSmart Inc / PetSmart Finance Corp 10.000 09/15/33 706,411
1,000,000 (a) Staples Inc 10.750 09/01/29 988,770
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 10,038,954
CONSUMER DURABLES & APPAREL - 3.1%
4,200,000 (a) Beach Acquisition Bidco LLC 10.000 07/15/33 4,530,380
2,000,000 (a) CD&R Smokey Buyer Inc 9.500 10/15/29 1,564,156
600,000 (a) Champ Acquisition Corp 8.375 12/01/31 637,881
1,200,000 Newell Brands Inc 5.750 04/01/46 1,057,437
2,400,000 (a) S&S Holdings LLC 8.375 10/01/31 2,352,861
TOTAL CONSUMER DURABLES & APPAREL 10,142,715
CONSUMER SERVICES - 2.4%
1,900,000 (a) Fertitta Entertainment LLC / Fertitta Entertainment Finance Co
Inc
6.750 01/15/30 1,783,022
2,000,000 (a) Merlin Entertainments Group US Holdings Inc 7.375 02/15/31 1,723,404
500,000 (a) Motion Bondco DAC 6.625 11/15/27 489,509
1,420,000 (a) Motion Finco Sarl 8.375 02/15/32 1,227,849
2,500,000 (a) Muvico LLC 15.000 02/19/29 2,711,150
TOTAL CONSUMER SERVICES 7,934,934
ENERGY - 14.1%
1,000,000 (a) Baytex Energy Corp 7.375 03/15/32 979,107
500,000 (f) Ecopetrol SA 7.750 02/01/32 517,406
625,000 (f) Ecopetrol SA 6.875 04/29/30 640,460
1,000,000 (f) Ecopetrol SA 5.875 11/02/51 740,767
1,500,000 (f) Ecopetrol SA 8.875 01/13/33 1,625,974
80,000 Ecopetrol SA 8.375 01/19/36 82,623
2,000,000 (i) Enbridge Inc 8.500 01/15/84 2,287,430
2,351,000 (a) Energean Israel Finance Ltd, Reg S 5.875 03/30/31 2,247,725
485,000 (a) Energean Israel Finance Ltd, Reg S 8.500 09/30/33 511,919
1,000,000 (g),(i) Energy Transfer LP 7.125 N/A 1,033,297
550,000 (a) Gran Tierra Energy Inc 9.500 10/15/29 465,406
1,000,000 (a) Hilcorp Energy I LP / Hilcorp Finance Co 7.250 02/15/35 977,287
500,000 (a) Hunt Oil Co of Peru LLC Sucursal Del Peru 7.750 11/05/38 551,250
1,000,000 (a) Indika Energy Tbk PT 8.750 05/07/29 1,002,218
725,000 (a) Kosmos Energy Ltd 8.750 10/01/31 562,427
1,250,000 (a) Leviathan Bond Ltd, Reg S 6.500 06/30/27 1,252,812
500,000 (a) Medco Laurel Tree Pte Ltd 6.950 11/12/28 501,655

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY (continued)
$ 1,500,000 (a),(f) Medco Maple Tree Pte Ltd 8.960% 04/27/29 $ 1,564,005
1,000,000 (a) PBF Holding Co LLC / PBF Finance Corp 9.875 03/15/30 1,048,062
980,000 Petrobras Global Finance BV 6.900 03/19/49 963,830
950,000 Petroleos MexicanosA1 6.625 06/15/35 905,874
5,871,000 (f) Petroleos Mexicanos 6.700 02/16/32 5,818,179
3,000,000 (b),(g),(i) Plains All American Pipeline LP (TSFR3M + 4.372%) 8.583 N/A 3,004,497
1,105,000 (i) South Bow Canadian Infrastructure Holdings Ltd 7.625 03/01/55 1,154,487
575,000 (i) South Bow Corp 7.500 03/01/55 610,571
3,570,000 (a),(g),(i) Sunoco LP 7.875 N/A 3,626,085
1,390,000 (a) TransMontaigne Partners LLC 8.500 06/15/30 1,448,408
1,000,000 (a) Transocean International Ltd 8.000 02/01/27 998,610
333,750 (a) Transocean International Ltd 8.750 02/15/30 351,162
715,000 (a),(j) Transocean International Ltd 7.875 10/15/32 715,000
951,000 (a) Tullow Oil PLC 10.250 05/15/26 811,916
6,000,000 (a),(g),(i) Venture Global LNG Inc 9.000 N/A 5,946,478
1,500,000 (a) YPF SA 8.250 01/17/34 1,444,311
TOTAL ENERGY 46,391,238
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.7%
2,000,000 MPT Operating Partnership LP / MPT Finance Corp 5.000 10/15/27 1,937,455
515,000 (a) MPT Operating Partnership LP / MPT Finance Corp 8.500 02/15/32 547,219
1,000,000 (a) Office Properties Income Trust 9.000 03/31/29 1,019,176
2,000,000 (a) Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital
LLC
6.500 02/15/29 1,878,270
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 5,382,120
FINANCIAL SERVICES - 7.1%
2,000,000 (a),(f) Azorra Finance Ltd 7.750 04/15/30 2,104,778
1,500,000 (c) Credit Suisse Group AG 7.500 12/31/49 187,500
EUR 2,000,000 (g),(h) Deutsche Bank AG, Reg S 7.125 N/A 2,476,102
4,500,000 (a) Encore Capital Group Inc 8.500 05/15/30 4,778,757
2,085,000 (a) Encore Capital Group Inc 6.625 04/15/31 2,078,932
2,240,000 (a) Freedom Mortgage Holdings LLC 8.375 04/01/32 2,347,856
1,750,000 Icahn Enterprises LP / Icahn Enterprises Finance Corp 9.000 06/15/30 1,687,381
1,230,000 (a) Icahn Enterprises LP / Icahn Enterprises Finance Corp 10.000 11/15/29 1,235,434
3,030,000 (a),(g),(h) UBS Group AG 9.250 N/A 3,608,327
3,000,000 (a) VistaJet Malta Finance PLC / Vista Management Holding Inc 6.375 02/01/30 2,924,036
TOTAL FINANCIAL SERVICES 23,429,103
FOOD, BEVERAGE & TOBACCO - 3.4%
915,000 (a) Arcor SAIC 7.600 07/31/33 903,562
2,600,000 (a) Fiesta Purchaser Inc 9.625 09/15/32 2,806,939
1,000,000 (a) Grupo Nutresa SA 9.000 05/12/35 1,134,300
1,500,000 (a),(g),(i) Land O' Lakes Inc 8.000 N/A 1,470,000
1,000,000 (a),(g),(i) Land O' Lakes Inc 7.000 N/A 870,000
500,000 (a) Minerva Luxembourg SA 8.875 09/13/33 549,059
2,930,000 (a) Viking Baked Goods Acquisition Corp 8.625 11/01/31 2,930,633
TOTAL FOOD, BEVERAGE & TOBACCO 10,664,493
HEALTH CARE EQUIPMENT & SERVICES - 6.0%
2,405,000 (a) CHS/Community Health Systems Inc 10.875 01/15/32 2,547,128
1,900,000 (i) DENTSPLY SIRONA Inc 8.375 09/12/55 1,958,206
430,000 (a) Global Medical Response Inc 7.375 10/01/32 442,603
214,000 (a) Heartland Dental LLC / Heartland Dental Finance Corp 10.500 04/30/28 225,488
1,295,000 (a) LifePoint Health Inc 11.000 10/15/30 1,427,293
2,520,000 (a) Prime Healthcare Services Inc 9.375 09/01/29 2,620,800
2,360,036 (a) Radiology Partners Inc, (cash 9.781%, PIK 9.781%) 9.781 02/15/30 2,307,967
2,630,000 (a) Radiology Partners Inc 8.500 07/15/32 2,721,619
2,556,250 (a) Team Health Holdings Inc, (cash 9.000%, PIK 4.500%) 9.000 06/30/28 2,760,750
2,635,000 (a) Team Health Holdings Inc 8.375 06/30/28 2,691,653
TOTAL HEALTH CARE EQUIPMENT & SERVICES 19,703,507

Portfolio of Investments September 30, 2025
(continued)
JGH

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INSURANCE - 3.8%
$ 1,000,000 (a) Acrisure LLC / Acrisure Finance Inc 8.500% 06/15/29 $ 1,049,854
3,880,000 (a) APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC /
APH3 Somerset Inves
7.875 11/01/29 4,049,246
1,045,000 (a),(f) Ardonagh Finco Ltd 7.750 02/15/31 1,093,477
1,575,000 (a),(f) Ardonagh Group Finance Ltd 8.875 02/15/32 1,655,789
1,939,000 (a),(i) Enstar Group Ltd 7.500 04/01/45 2,022,210
1,000,000 (a),(i) Fidelis Insurance Holdings Ltd 6.625 04/01/41 997,154
1,000,000 (a),(g),(i) SBL Holdings Inc 9.508 N/A 1,039,976
1,000,000 (a),(g),(i) SBL Holdings Inc 6.500 N/A 972,592
TOTAL INSURANCE 12,880,298
MATERIALS - 4.4%
1,000,000 (a) Clydesdale Acquisition Holdings Inc 8.750 04/15/30 1,027,243
1,660,000 (a) Compass Minerals International Inc 8.000 07/01/30 1,734,994
300,000 (a) First Quantum Minerals Ltd 8.625 06/01/31 315,229
3,000,000 (i) FMC Corp 8.450 11/01/55 3,166,152
300,000 (a) LD Celulose International GmbH 7.950 01/26/32 317,178
1,000,000 (a) Limak Cimento Sanayi ve Ticaret AS 9.750 07/25/29 1,026,865
360,000 (a),(j) Mineral Resources Ltd 7.000 04/01/31 364,657
750,000 (a) Orbia Advance Corp SAB de CV 7.500 05/13/35 789,000
2,020,000 (a) Owens-Brockway Glass Container Inc 7.250 05/15/31 2,056,312
1,500,000 Sasol Financing USA LLC 5.500 03/18/31 1,320,520
545,000 (a) Trivium Packaging Finance BV 8.250 07/15/30 581,375
2,000,000 (a) WR Grace Holdings LLC 5.625 08/15/29 1,858,996
TOTAL MATERIALS 14,558,521
MEDIA & ENTERTAINMENT - 2.9%
2,000,000 (a) Advantage Sales & Marketing Inc 6.500 11/15/28 1,721,443
1,715,000 (a) Directv Financing LLC 8.875 02/01/30 1,693,942
1,058,000 (a) EW Scripps Co/The 9.875 08/15/30 993,079
1,000,000 (a) Gray Media Inc 7.250 08/15/33 990,953
3,530,000 (a) Univision Communications Inc 7.375 06/30/30 3,546,891
650,000 (a) Univision Communications Inc 9.375 08/01/32 692,684
TOTAL MEDIA & ENTERTAINMENT 9,638,992
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.2%
1,000,000 (a) 1261229 BC Ltd 10.000 04/15/32 1,025,052
500,000 (a) Bausch Health Americas Inc 8.500 01/31/27 495,000
1,000,000 (a) Bausch Health Cos Inc 4.875 06/01/28 895,000
1,250,000 (a) Bausch Health Cos Inc 11.000 09/30/28 1,300,024
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 3,715,076
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.8%
1,558,400 (a) Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7.000 04/15/30 1,577,105
1,000,000 Kennedy-Wilson Inc 4.750 03/01/29 955,467
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 2,532,572
SOFTWARE & SERVICES - 1.5%
5,000,000 (a) Condor Merger Sub Inc 7.375 02/15/30 4,637,957
1,022,875 (a) Rackspace Finance LLC 3.500 05/15/28 423,409
TOTAL SOFTWARE & SERVICES 5,061,366
TECHNOLOGY HARDWARE & EQUIPMENT - 0.6%
1,000,000 (a) Viasat Inc 6.500 07/15/28 977,396
1,000,000 (a) Viasat Inc 7.500 05/30/31 938,400
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,915,796
TELECOMMUNICATION SERVICES - 5.3%
355,000 (a),(k) Altice France SA 8.125 02/01/27 337,859
1,000,000 (a) Altice France SA 5.125 07/15/29 854,000
665,000 (a),(f) C&W Senior Finance Ltd 9.000 01/15/33 695,402
1,000,000 EchoStar Corp 10.750 11/30/29 1,100,170
1,500,000 (a),(f) Liberty Costa Rica Senior Secured Finance 10.875 01/15/31 1,600,905
2,295,000 (a) Maya SAS/Paris France 8.500 04/15/31 2,461,372
525,000 (a) Millicom International Cellular SA 7.375 04/02/32 548,643
2,026,000 (i) Rogers Communications Inc 7.125 04/15/55 2,147,891
200,000 (a) Sable International Finance Ltd 7.125 10/15/32 203,078
1,000,000 (a) Telesat Canada / Telesat LLC 5.625 12/06/26 800,000

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TELECOMMUNICATION SERVICES (continued)
$ 760,000 (a) Windstream Escrow LLC / Windstream Escrow Finance Corp 8.250% 10/01/31 $ 787,266
960,000 (a),(j) Windstream Services LLC 7.500 10/15/33 959,741
1,000,000 (a) Zayo Group Holdings Inc 6.125 03/01/28 941,250
476,089 (a) Zayo Group Holdings Inc 9.250 03/09/30 455,856
2,036,461 (a) Zayo Group Holdings Inc 13.750 09/09/30 1,929,546
1,124,000 (a) Zegona Finance PLC 8.625 07/15/29 1,196,498
TOTAL TELECOMMUNICATION SERVICES 17,019,477
TRANSPORTATION - 1.7%
1,000,000 (a) Grupo Aeromexico SAB de CV 8.625 11/15/31 998,650
750,000 (a) Latam Airlines Group SA 7.875 04/15/30 780,338
1,750,000 (a),(f) Transnet/South Africa 8.250 02/06/28 1,845,950
1,475,000 (a) VistaJet Malta Finance PLC / Vista Management Holding Inc 9.500 06/01/28 1,535,511
TOTAL TRANSPORTATION 5,160,449
UTILITIES - 8.8%
600,000 (a),(i) AES Andes SA 8.150 06/10/55 634,426
1,667,000 (i) AES Corp/The 7.600 01/15/55 1,726,772
2,047,000 (a),(i) AltaGas Ltd 7.200 10/15/54 2,117,443
482,250 (a) Continuum Green Energy India Pvt / Co-Issuers 7.500 06/26/33 510,228
400,000 (a) Empresa de Transmision Electrica SA 5.125 05/02/49 304,564
1,400,000 (a),(f) Eskom Holdings SOC Ltd 6.350 08/10/28 1,437,130
500,000 (a),(f) Eskom Holdings SOC Ltd 8.450 08/10/28 534,187
2,500,000 (i) EUSHI Finance Inc 7.625 12/15/54 2,621,020
2,000,000 (a) Ferrellgas LP / Ferrellgas Finance Corp 5.875 04/01/29 1,861,284
1,250,000 (a) LONG RIDGE ENERGY LLC 8.750 02/15/32 1,284,885
1,500,000 (a),(g),(i) NRG Energy Inc 10.250 N/A 1,635,549
1,000,000 (a) Pampa Energia SA 7.875 12/16/34 986,000
3,360,000 (i) PG&E Corp 7.375 03/15/55 3,451,896
1,500,000 (a) Saavi Energia Sarl 8.875 02/10/35 1,614,300
275,000 (a) Trinidad Generation UnLtd 7.750 06/16/33 288,981
551,554 (a) UEP Penonome II SA2020 1 6.500 10/01/38 492,333
4,000,000 (a),(g),(i) Vistra Corp 8.875 N/A 4,394,572
2,250,000 (a) XPLR Infrastructure Operating Partners LP 8.625 03/15/33 2,359,550
TOTAL UTILITIES 28,255,120
TOTAL CORPORATE BONDS
(Cost $288,741,888) 295,820,359
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES - 1.6% (1.2% of Total Investments) –
2,000,000 (b) Benchmark 2019-B14 Mortgage Trust, Series 2019 B14 3.903 12/15/62 1,404,922
2,000,000 (a),(b) ILPT Commercial Mortgage Trust 2025-LPF2, Series 2025 LPF2 8.472 07/13/42 2,069,753
1,000,000 (a) Lmrk Issuer Co 2 LLC, Series 2025 1A 6.200 09/15/55 1,004,387
1,250,000 (a),(b) MFT Trust 2020-ABC, Series 2020 ABC 3.593 02/10/42 917,341
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $5,310,953) 5,396,403
SHARES DESCRIPTION RATE VALUE
5575006 PREFERRED STOCK - 1.8% (1.2% of Total Investments) 5575006
BANKS - 0.7%
83,200 Wintrust Financial Corp 7.875 2,259,712
TOTAL BANKS 2,259,712
FINANCIAL SERVICES - 0.3%
33,625 Synchrony Financial 8.250 870,215
TOTAL FINANCIAL SERVICES 870,215
INSURANCE - 0.8%
102,091 Enstar Group Ltd 7.000 2,445,079
TOTAL INSURANCE 2,445,079
TOTAL PREFERRED STOCK
(Cost $4,956,117) 5,575,006

Portfolio of Investments September 30, 2025
(continued)
JGH

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
59987553 SOVEREIGN DEBT - 18.3% (13.1% of Total Investments) 59987553
ANGOLA - 1.0%
$ 1,500,000 (a) Angolan Government International Bond 8.250% 05/09/28 $ 1,507,423
900,000 (a) Angolan Government International Bond 8.000 11/26/29 875,866
1,050,000 (a) Angolan Government International Bond 8.750 04/14/32 1,001,413
TOTAL ANGOLA 3,384,702
ARGENTINA - 1.4%
1,060,000 Argentine Republic Government International Bond 0.750 07/09/30 711,790
4,500,000 Argentine Republic Government International Bond 4.125 07/09/35 2,337,750
3,025,000 Argentine Republic Government International Bond 5.000 01/09/38 1,698,538
TOTAL ARGENTINA 4,748,078
BARBADOS - 0.5%
1,500,000 (a) Barbados Government International Bond 8.000 06/26/35 1,559,730
TOTAL BARBADOS 1,559,730
BENIN - 0.7%
EUR 1,050,000 (a) Benin Government International Bond 4.950 01/22/35 1,130,261
1,025,000 (a) Benin Government International Bond 7.960 02/13/38 1,048,968
TOTAL BENIN 2,179,229
BRAZIL - 0.3%
1,000,000 Brazilian Government International Bond 7.125 05/13/54 1,013,000
TOTAL BRAZIL 1,013,000
COLOMBIA - 1.3%
EUR 1,065,000 Colombia Government International Bond 5.000 09/19/32 1,234,746
1,400,000 Colombia Government International Bond 5.625 02/26/44 1,144,570
700,000 Colombia Government International Bond 8.750 11/14/53 767,655
1,000,000 (f) Colombia Government International Bond 7.750 11/07/36 1,047,500
TOTAL COLOMBIA 4,194,471
COTE D'IVOIRE - 1.4%
750,000 (a) Ivory Coast Government International Bond 6.125 06/15/33 719,049
EUR 1,625,000 (a) Ivory Coast Government International Bond 6.875 10/17/40 1,778,699
1,162,057 (a) Ivory Coast Government International Bond 5.750 12/31/32 1,146,174
1,000,000 (a) Ivory Coast Government International Bond 8.450 04/01/36 1,033,900
TOTAL COTE D'IVOIRE 4,677,822
ECUADOR - 0.6%
371,475 (a) Ecuador Government International Bond 1.000 07/31/35 276,749
1,767,500 (a) Ecuador Government International Bond 5.000 07/31/30 1,564,237
88,000 (a) Ecuador Government International Bond 5.000 07/31/40 57,860
TOTAL ECUADOR 1,898,846
EGYPT - 1.9%
1,225,000 (a) Egypt Government International Bond 8.625 02/04/30 1,298,523
1,700,000 (a) Egypt Government International Bond 7.600 03/01/29 1,755,989
2,300,000 (a) Egypt Government International Bond 7.053 01/15/32 2,213,221
975,000 (a) Egypt Government International Bond 8.500 01/31/47 858,926
TOTAL EGYPT 6,126,659
EL SALVADOR - 0.5%
1,000,000 (a) El Salvador Government International Bond 0.250 04/17/30 23,861
1,575,000 (a),(f) El Salvador Government International Bond 9.250 04/17/30 1,716,750
TOTAL EL SALVADOR 1,740,611
HONDURAS - 0.4%
1,300,000 (a),(f) Honduras Government International Bond 8.625 11/27/34 1,426,750
TOTAL HONDURAS 1,426,750
IRAQ - 0.3%
968,750 (a) Iraq International Bond 5.800 01/15/28 962,776
TOTAL IRAQ 962,776
KENYA - 0.6%
750,000 (a),(f) Republic of Kenya Government International Bond 9.750 02/16/31 800,391
1,000,000 (a),(f) Republic of Kenya Government International Bond 9.500 03/05/36 1,024,490
TOTAL KENYA 1,824,881

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NIGERIA - 0.9%
$ 1,425,000 (a),(f) Nigeria Government International Bond 10.375% 12/09/34 $ 1,582,331
1,425,000 (a),(f) Nigeria Government International Bond 7.875 02/16/32 1,412,190
TOTAL NIGERIA 2,994,521
ROMANIA - 0.3%
1,000,000 (a) Romanian Government International Bond 7.500 02/10/37 1,073,238
TOTAL ROMANIA 1,073,238
RWANDA - 0.7%
2,450,000 (a) Rwanda International Government Bond 5.500 08/09/31 2,197,167
TOTAL RWANDA 2,197,167
SENEGAL - 0.7%
2,100,000 (a) Senegal Government International Bond 6.250 05/23/33 1,515,921
1,325,000 (a) Senegal Government International Bond 6.750 03/13/48 823,013
TOTAL SENEGAL 2,338,934
SOUTH AFRICA - 1.2%
1,400,000 Republic of South Africa Government International Bond 5.000 10/12/46 1,047,724
1,475,000 (f) Republic of South Africa Government International Bond 7.300 04/20/52 1,416,322
1,500,000 (a),(f) Republic of South Africa Government International Bond 7.100 11/19/36 1,563,769
TOTAL SOUTH AFRICA 4,027,815
TURKEY - 2.1%
EUR 850,000 Turkiye Government International Bond 5.200 08/17/31 1,010,819
1,225,000 Turkiye Government International Bond 6.000 01/14/41 1,067,834
1,375,000 Turkiye Government International Bond 4.875 04/16/43 1,019,344
1,500,000 Turkiye Government International Bond 6.500 09/20/33 1,484,992
2,225,000 Turkiye Government International Bond 7.625 05/15/34 2,359,347
TOTAL TURKEY 6,942,336
UKRAINE - 0.2%
479,899 (a) Ukraine Government International Bond 1.750 02/01/29 326,331
617,307 (a) Ukraine Government International Bond 0.000 02/01/35 297,851
131,089 (a) Ukraine Government International Bond 0.000 02/01/36 63,119
TOTAL UKRAINE 687,301
UZBEKISTAN - 0.9%
1,075,000 (a) Republic of Uzbekistan International Bond 5.375 02/20/29 1,077,714
1,900,000 (a) Republic of Uzbekistan International Bond 3.900 10/19/31 1,745,174
TOTAL UZBEKISTAN 2,822,888
ZAMBIA - 0.4%
1,219,679 (a) Zambia Government International Bond 5.750 06/30/33 1,165,798
TOTAL ZAMBIA 1,165,798
TOTAL SOVEREIGN DEBT
(Cost $58,691,189) 59,987,553
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
75620002 VARIABLE RATE SENIOR LOAN INTERESTS - 23.5% (17.0% of Total Investments) 75620002
AUTOMOBILES & COMPONENTS - 0.6%
2,000,000 (b) Clarios Global LP, Term Loan B, (TSFR1M + 2.750%) 6.913 01/28/32 2,003,750
TOTAL AUTOMOBILES & COMPONENTS 2,003,750
CAPITAL GOODS - 1.2%
886,528 (b) TransDigm, Inc., Term Loan J, (TSFR3M + 2.500%) 6.502 02/28/31 887,091
2,972,402 (b) Windsor Holdings III, LLC, Term Loan B, (TSFR1M + 2.750%) 6.916 08/01/30 2,978,599
TOTAL CAPITAL GOODS 3,865,690
COMMERCIAL & PROFESSIONAL SERVICES - 1.3%
3,000,000 (b) Allied Universal Holdco LLC, Term Loan B, (TSFR1M + 3.250%) 7.513 08/20/32 3,014,670
1,281,787 (b) WIN Waste Innovations Holdings, Inc., Incremental Term Loan,
(TSFR1M + 3.750%)
8.028 03/27/28 1,293,804
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 4,308,474
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1.5%
1,885,750 (b) Johnstone Supply LLC, Term Loan B, (TSFR1M + 2.500%) 6.635 06/09/31 1,884,571
3,000,000 (b) PetSmart, Inc., Term Loan B, (TSFR1M + 4.000%) 8.136 08/18/32 2,958,765
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 4,843,336

Portfolio of Investments September 30, 2025
(continued)
JGH

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER DURABLES & APPAREL - 0.7%
$ 2,373,075 (b) Varsity Brands, Inc., First Lien Term Loan, (TSFR3M + 3.000%) 7.026% 08/26/31 $ 2,376,338
TOTAL CONSUMER DURABLES & APPAREL 2,376,338
CONSUMER SERVICES - 0.5%
1,194,000 (b) GBT US III LLC, Term Loan B, (TSFR3M + 2.500%) 6.814 07/28/31 1,198,000
343,891 (b) GVC Holdings (Gibraltar) Limited, Term Loan B6 (2029),
(SOFR90A + 2.250%)
6.370 10/31/29 344,235
TOTAL CONSUMER SERVICES 1,542,235
FINANCIAL SERVICES - 0.3%
495,009 (b) AAL Delaware Holdco, Inc., Term Loan, (TSFR1M + 2.750%) 6.913 07/30/31 496,742
308,000 (b) Tiger Acquisition, LLC, Term Loan B, (TSFR1M + 2.500%) 6.635 08/23/32 307,395
TOTAL FINANCIAL SERVICES 804,137
FOOD, BEVERAGE & TOBACCO - 1.7%
853,305 (b) Pegasus BidCo BV, Term Loan B, (TSFR3M + 2.750%) 6.762 07/12/29 857,785
4,383,993 (b) Triton Water Holdings, Inc, Term Loan B, (TSFR3M + 2.250%) 6.252 03/31/28 4,388,202
TOTAL FOOD, BEVERAGE & TOBACCO 5,245,987
HEALTH CARE EQUIPMENT & SERVICES - 1.5%
1,888,742 (b) Parexel International Corporation, Term Loan B, (TSFR1M +
2.500%)
6.663 11/15/28 1,892,482
2,985,000 (b) Zelis Payments Buyer, Inc., 5th Amendment Term Loan,
(TSFR1M + 3.250%)
7.413 11/26/31 2,988,731
TOTAL HEALTH CARE EQUIPMENT & SERVICES 4,881,213
HOUSEHOLD & PERSONAL PRODUCTS - 0.6%
1,969,309 (b) VC GB Holdings I Corp., First Lien Term Loan, (TSFR3M +
3.500%)
7.763 05/16/28 1,969,309
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,969,309
INSURANCE - 2.4%
3,000,000 (b) Alera Group, Inc., Term Loan, (TSFR1M + 3.250%) 7.413 05/28/32 3,014,565
4,208,615 (b) Broadstreet Partners, Inc., Term Loan B4, (TSFR1M + 2.750%) 6.913 06/16/31 4,217,285
612,578 (b) USI, Inc., Term Loan C, (TSFR3M + 2.250%) 6.252 09/27/30 612,449
TOTAL INSURANCE 7,844,299
MATERIALS - 1.7%
947,849 (b) Berlin Packaging LLC, Term Loan B7, (TSFR1M + TSFR3M +
3.250%)
7.460 06/09/31 951,783
2,045,592 (b) Nouryon Finance B.V., Term Loan B1, (TSFR1M + 3.250%) 7.500 04/03/28 2,051,566
2,500,000 (b) Proampac PG Borrower LLC, Term Loan, (TSFR1M + TSFR3M +
4.000%)
8.256 09/15/28 2,512,500
TOTAL MATERIALS 5,515,849
MEDIA & ENTERTAINMENT - 0.4%
1,227,196 (b) Planet US Buyer LLC, Term Loan B, (TSFR3M + 3.000%) 7.198 02/10/31 1,235,301
TOTAL MEDIA & ENTERTAINMENT 1,235,301
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.4%
1,401,205 (b) Jazz Financing Lux S.a.r.l., First Lien Term Loan B, (TSFR1M +
2.250%)
6.413 05/05/28 1,404,393
3,154,661 (b) Organon & Co, Term Loan, (TSFR1M + 2.250%) 6.408 05/19/31 3,087,625
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 4,492,018
SOFTWARE & SERVICES - 4.2%
1,354,780 (b) Boost Newco Borrower, LLC, Term Loan B, (TSFR3M + 2.000%) 6.002 01/31/31 1,358,309
2,189,000 (b) Boxer Parent Company Inc., Term Loan B, (TSFR3M + 3.000%) 7.199 07/30/31 2,187,971
2,481,250 (b) Fortress Intermediate 3, Inc, Term Loan B, (TSFR1M + 3.000%) 7.255 06/27/31 2,496,758
282,853 (b) Javelin Buyer Inc, (TSFR3M + 5.250%) 0.000 12/06/32 283,030
2,768,063 (b) Javelin Buyer, Inc., Term Loan, (TSFR3M + 2.750%) 7.058 12/08/31 2,768,062
979,533 (b) Project Alpha Intermediate Holding, Inc., First Lien Term Loan
B, (TSFR3M + 3.250%)
7.252 10/28/30 983,372
218,885 (b) Rackspace Finance, LLC, First Lien First Out Term Loan,
(TSFR1M + 6.250%)
10.540 05/15/28 221,895
792,000 (b) UKG Inc., Term Loan B, (TSFR3M + 2.500%) 6.810 02/10/31 792,107
2,307,000 X Corp 9.500 10/29/29 2,317,416
TOTAL SOFTWARE & SERVICES 13,408,920

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TECHNOLOGY HARDWARE & EQUIPMENT - 0.5%
$ 1,465,752 (b) CommScope, Inc., Term Loan, (TSFR1M + 4.750%) 8.913% 12/17/29 $ 1,485,576
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,485,576
TELECOMMUNICATION SERVICES - 1.3%
2,984,786 (b) Lumen Technologies, Inc., Extended Term Loan B2, (TSFR1M +
2.350%)
6.628 04/15/30 2,969,877
1,463,796 (b) Zayo Group Holdings, Inc., Term Loan, (CME Term SOFR 1
Month + 3.000%)
7.278 03/09/27 1,446,991
TOTAL TELECOMMUNICATION SERVICES 4,416,868
TRANSPORTATION - 0.4%
486,281 (b) American Airlines, Inc., Term Loan, (TSFR3M + 2.250%) 6.575 04/20/28 486,113
585,109 (b) Brown Group Holding, LLC, Incremental Term Loan B2,
(TSFR1M + TSFR3M + 2.750%)
6.869 07/01/31 586,823
3,415 (b) SkyMiles IP Ltd., Skymiles Term Loan B, (TSFR3M + 3.750%) 7.752 10/20/27 3,424
TOTAL TRANSPORTATION 1,076,360
UTILITIES - 1.3%
3,682,175 (b) Talen Energy Supply, LLC, Incremental Term Loan B, (TSFR3M
+ 2.500%)
6.733 12/15/31 3,691,767
610,938 (b) Talen Energy Supply, LLC, Term Loan B, (TSFR3M + 2.500%) 6.733 05/17/30 612,575
TOTAL UTILITIES 4,304,342
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $75,149,097) 75,620,002
TOTAL LONG-TERM INVESTMENTS
(Cost $439,811,140) 449,166,797
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.6%(1.1% of Total Investments)
5,075,000 REPURCHASE AGREEMENTS - 1.6% (1.1% of Total Investments) 5,075,000
5,075,000 (l) Fixed Income Clearing Corporation 4.150 10/01/25 5,075,000
TOTAL REPURCHASE AGREEMENTS
(Cost $5,075,000) 5,075,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $5,075,000) 5,075,000
TOTAL INVESTMENTS - 139.7%
(Cost $444,886,140) 454,241,797
BORROWINGS - (32.8)% (m),(n) (106,500,000)
REVERSE REPURCHASE AGREEMENTS, INCLUDING ACCRUED INTEREST - (6.5)%(o) (21,254,218)
OTHER ASSETS & LIABILITIES, NET -  (0.4)% (1,339,718)
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 325,147,861
EUR Euro
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
SOFR30A 30 Day Average Secured Overnight Financing Rate
SOFR90A 90 Day Average Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $278,972,646 or 61.4% of Total Investments.
(b) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.
(d) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

Portfolio of Investments September 30, 2025
(continued)
JGH

Principal denominated in U.S. Dollars, unless otherwise noted.
Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(e) Contains $1,000 Par Preferred and/or Contingent Capital Securities.
(f) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the fiscal period, investments with a value of $31,639,907 have been pledged as collateral for reverse repurchase agreements.
(g) Perpetual security. Maturity date is not applicable.
(h) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 7.6% of Total Investments.
(i) $1,000 Par Institutional Preferred security. As of the end of the period, the percent of $1,000 Par Institutional Preferred securities was
12.5% of Total Investments.
(j) When-issued or delayed delivery security.
(k) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(l) Agreement with Fixed Income Clearing Corporation, 4.150% dated 9/30/25 to be repurchased at $5,075,585 on 10/1/25, collateralized by Government Agency Securities, with coupon rate 4.500% and maturity date 5/31/29, valued at $5,176,601.
(m) Borrowings as a percentage of Total Investments is 23.4%.
(n) The Fund may pledge up to 100% of its eligible investment (excluding any investments pledged as collateral to specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(o) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 4.7%.
Forward Foreign Currency Contracts
Currency Purchased
Notional Amount
(Local Currency) Currency Sold
Notional Amount
(Local Currency) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
$ 1,253,905 EUR 1,057,908
Morgan Stanley Capital Services
LLC 10/10/25 $ 11,258
$ 5,279,244 EUR 4,478,000
Morgan Stanley Capital Services
LLC 10/10/25 19,265
$ 999,256 EUR 849,898 Toronto Dominion Bank 10/10/25 943
Total         $31,466
Total unrealized appreciation on forward foreign currency contracts         $31,466
Total unrealized depreciation on forward foreign currency contracts         $–
EUR Euro

JGH
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Asset-Backed Securities $ – $ 5,351,740 $ 659,813 $ 6,011,553
Common Stocks – 755,921 – 755,921
Corporate Bonds – 295,632,859 187,500 295,820,359
Mortgage-Backed Securities – 5,396,403 – 5,396,403
Preferred Stock 5,575,006 – – 5,575,006
Sovereign Debt – 59,987,553 – 59,987,553
Variable Rate Senior Loan Interests – 75,620,002 – 75,620,002
Short-Term Investments:
Repurchase Agreements – 5,075,000 – 5,075,000
Investments in Derivatives:
Forward Foreign Currency Contracts* – 31,466 – 31,466
Total $ 5,575,006 $ 447,850,944 $ 847,313 $ 454,273,263
* Represents net unrealized appreciation (depreciation).